UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2004

Check here if Amendment [_]; Amendment     Number: ___
This Amendment (Check only one.):          [_]is a restatement.
                                           [_]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Genesis Asset Management LLC
Address:  909 Montgomery Street
          Suite 500
          San Francisco, CA 94133

Form 13F File Number: 28-05737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Gail P. Seneca
Title:  President
Phone:  (415) 486-6727

Signature, Place, and Date of Signing:

/s/ Gail P. Seneca          San Francisco, CA               02/03/2005
------------------          -----------------               ----------

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

     [_] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   36

Form 13F Information Table Value Total:  $51,772 (Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE.


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
                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
                                                                                                     ----------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Adobe Systems Inc              COM              00724F101     1488   23710 SH       SOLE             1488      0    0
Alliance Data Systems Corp.    COM              018581108     1968   41450 SH       SOLE             1968      0    0
Bed Bath & Beyond Inc          COM              075896100      895   22470 SH       SOLE              895      0    0
BJ Services Co                 COM              055482103      958   20580 SH       SOLE              958      0    0
Caremark RX Inc.               COM              141705103     1697   43030 SH       SOLE             1697      0    0
Chico's FAS Inc.               COM              168615102     1411   31000 SH       SOLE             1411      0    0
Coach Inc                      COM              189754104     1972   34970 SH       SOLE             1972      0    0
Comverse Technology Inc New    COM              205862402     1249   51090 SH       SOLE             1249      0    0
Darden Restaurants Inc         COM              237194105     1213   43740 SH       SOLE             1213      0    0
Dreamworks Animation SKG-A     COM              26153C103     1448   38590 SH       SOLE             1448      0    0
E M C Corp Mass                COM              268648102      158   10630 SH       SOLE              158      0    0
Estee Lauder Companies - Cl A  COM              518439104     1482   32380 SH       SOLE             1482      0    0
Genzyme Corp General Division  COM              372917104     1445   24890 SH       SOLE             1445      0    0
Georgia Pacific Corp           COM              373298108     1222   32610 SH       SOLE             1222      0    0
Global Payments Inc            COM              37940X102     1683   28750 SH       SOLE             1683      0    0
International Game Technology  COM              459902102     1241   36090 SH       SOLE             1241      0    0
Jabil Circuit Inc              COM              466313103     1170   45730 SH       SOLE             1170      0    0
Juniper Networks Inc           COM              48203R104     1881   69190 SH       SOLE             1881      0    0
Kinetic Concepts               COM              49460w208     2274   29800 SH       SOLE             2274      0    0
KLA-Tencor Corporation         COM              482480100      974   20920 SH       SOLE              974      0    0
L-3 Communications Holdings In COM              502424104     1756   23970 SH       SOLE             1756      0    0
Lexmark Intl Group Inc Cl A    COM              529771107     1556   18310 SH       SOLE             1556      0    0
Lyondell Petrochem             COM              552078107     1524   52690 SH       SOLE             1524      0    0
Marriot Intl Inc New Cl A      COM              571903202     1473   23390 SH       SOLE             1473      0    0
MGIC Investment Corp           COM              552848103     1362   19770 SH       SOLE             1362      0    0
Microchip Technology Inc       COM              595017104     1021   38380 SH       SOLE             1021      0    0
Nextel Partners Inc-Cl A       COM              65333F107     1379   70570 SH       SOLE             1379      0    0
Radioshack Corp                COM              750438103      953   28980 SH       SOLE              953      0    0
Rohm & Haas Co                 COM              775371107     1429   32310 SH       SOLE             1429      0    0
Sepracor Inc                   COM              817315104     1685   28380 SH       SOLE             1685      0    0
Staples Inc                    COM              855030102     1216   36070 SH       SOLE             1216      0    0
Station Casinos Inc            COM              857689103     1528   27950 SH       SOLE             1528      0    0
Triad Hospitals Inc.           COM              89579K109     1466   39400 SH       SOLE             1466      0    0
Verisign Inc                   COM              92343E102     2264   67390 SH       SOLE             2264      0    0
William Sonoma                 COM              969904101     1658   47320 SH       SOLE             1658      0    0
WW Grainger Inc.               COM              384802104     1673   25120 SH       SOLE             1673      0    0


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